UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC, Series 2010-1A, Class B, 9.31%, 7/15/61 (a)	USD	1,150	$1,132,750
Chase Issuance Trust, Series 2009-A7, Class A7, 0.79%, 9/17/12 (b)		3,305	3,308,087
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.49%, 1/25/37 (b)		1,430	956,432
Ford Credit Auto Owner Trust, Series 2009-A:
Class A3B, 2.84%, 5/15/13 (b)		5,780	5,902,601
Class A4, 6.07%, 5/15/14		2,110	2,314,319
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	686	856,186
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.45%, 7/25/37 (b)	USD	326	311,569
Maryland Insurance Backed Securities Trust, Series 2006- 1A, Class A, 5.55%, 12/10/65		2,500	875,000
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		796	799,163
SLM Student Loan Trust, Series 2008-5 (b):
Class A2, 1.42%, 10/25/16		3,200	3,249,525
Class A3, 1.62%, 1/25/18		810	838,444
Class A4, 2.02%, 7/25/23		2,180	2,298,368
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		443	468,917
Series 2004-P10B, 4.75%, 8/10/14		272	286,440

			23,597,801

Interest Only Asset-Backed Securities — 0.3%
Sterling Bank Trust, Series 2004- 2, Class Note, 2.08%, 3/30/30 (a)		5,033	353,913
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		8,055	818,086

			1,171,999

Total Asset-Backed Securities – 6.9%			24,769,800

Common Stocks	Shares		Value

Machinery — 0.0%
Accuride Corp. (c)		43,487	$58,708

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (c)		2,249	8,771

Total Common Stocks – 0.0%			67,479

Corporate Bonds	Par (000)

Aerospace & Defense — 1.2%
Honeywell International, Inc., 5.70%, 3/15/37 (d)	USD	975	1,055,349
Northrop-Grumman Corp., 7.88%, 3/01/26		960	1,214,191
United Technologies Corp.:
4.88%, 5/01/15		1,125	1,244,996
6.13%, 7/15/38		700	772,922

			4,287,458

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., 6.20%, 1/15/38		1,650	1,863,990

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		380	383,800
United Air Lines, Inc., 12.75%, 7/15/12		340	361,250

			745,050

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (a)		1,475	1,928,437

Building Products — 0.3%
Associated Materials LLC, 9.88%, 11/15/16		650	698,750
CPG International I, Inc., 10.50%, 7/01/13		200	202,000

			900,750

Capital Markets — 4.0%
The Bank of New York Mellon Corp., 4.30%, 5/15/14 (d)		1,505	1,601,678
CDP Financial, Inc. (a)(e):
3.00%, 11/25/14		1,935	1,921,678
5.60%, 11/25/39		2,935	3,042,289
Credit Suisse, 5.50%, 5/01/14		575	620,381
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		1,200	1,157,694
6.00%, 6/15/20		490	495,448

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GBP	British Pound
EUR	Euro
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
TALF	Term Asset-Backed Securities Loan Facility
TBD	To Be Determined
USD	US Dollar

BLACKROCK CORE BOND TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
Morgan Stanley:
2.93%, 5/14/13 (b)	USD	2,350	$2,345,746
4.20%, 11/20/14 (e)		1,420	1,374,899
6.25%, 8/28/17 (d)		875	877,257
5.63%, 9/23/19		630	602,082
Series F, 5.55%, 4/27/17		140	138,099

			14,177,251

Chemicals — 1.4%
American Pacific Corp., 9.00%, 2/01/15		250	244,688
Ames True Temper, Inc., 4.30%, 1/15/12 (b)		650	612,625
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (a)		810	749,250
Hexion U.S. Finance Corp., 9.75%, 11/15/14		920	878,600
Huntsman International LLC:
6.88%, 11/15/13 (a)	EUR	435	501,779
7.88%, 11/15/14	USD	190	181,450
5.50%, 6/30/16 (a)		675	587,250
Innophos, Inc., 8.88%, 8/15/14		885	907,125
NOVA Chemicals Corp.:
6.50%, 1/15/12		115	115,000
3.65%, 11/15/13 (b)		300	277,500

			5,055,267

Commercial Banks — 2.8%
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		3,775	2,655,633
Dexia Credit Local SA, 2.00%, 3/05/13 (a)		1,060	1,053,004
Eksportfinans ASA:
1.88%, 4/02/13		2,835	2,839,099
3.00%, 11/17/14		1,475	1,499,535
5.50%, 6/26/17		950	1,057,605
HSBC Bank USA NA, 5.88%, 11/01/34		775	749,144
HSBC Holdings Plc, 6.50%, 5/02/36		300	304,157

			10,158,177

Commercial Services & Supplies — 0.4%
DI Finance, Series B, 9.50%, 2/15/13		598	605,475
Waste Services, Inc., 9.50%, 4/15/14		590	604,750
West Corp., 9.50%, 10/15/14		305	303,475

			1,513,700

Communications Equipment — 0.5%
Cisco Systems, Inc., 4.45%, 1/15/20 (d)		1,875	1,925,145

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (b)		125	120,000
7.80%, 6/01/12		340	346,766

Corporate Bonds	Par (000)		Value

Consumer Finance (concluded)
SLM Corp., Series A, 0.62%, 1/27/14 (b)	USD	550	$464,188

			930,954

Containers & Packaging — 1.4%
Ball Corp.:
7.38%, 9/01/19		270	273,375
6.75%, 9/15/20		675	656,438
Berry Plastics Corp., 8.88%, 9/15/14		690	662,400
Crown Americas LLC, 7.75%, 11/15/15		150	152,625
Impress Holdings BV, 2.47%, 9/15/13 (a)(b)		300	277,500
Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		750	759,375
Pregis Corp., 12.38%, 10/15/13		545	536,825
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	725	871,886
7.75%, 11/15/19		685	832,188

			5,022,612

Diversified Financial Services — 4.9%
Bank of America Corp., 7.63%, 6/01/19	USD	450	510,931
FCE Bank Plc:
7.88%, 2/15/11	GBP	550	801,349
7.13%, 1/16/12	EUR	650	793,656
GMAC, Inc., 8.30%, 2/12/15 (a)	USD	3,500	3,513,125
General Electric Capital Corp.:
6.15%, 8/07/37 (e)		4,150	4,006,339
5.88%, 1/14/38		177	165,666
6.88%, 1/10/39		135	143,539
JPMorgan Chase & Co.:
3.70%, 1/20/15 (e)		3,425	3,457,377
6.00%, 1/15/18		125	134,951
6.30%, 4/23/19 (d)		2,000	2,177,140
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		1,000	990,000
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (a)	EUR	550	668,180

			17,362,253

Diversified Telecommunication Services — 6.0%
AT&T Inc.:
6.45%, 6/15/34	USD	780	823,117
6.30%, 1/15/38		600	624,751
6.55%, 2/15/39 (d)		3,375	3,655,621
BellSouth Telecommunications, Inc., 8.07%, 12/15/95 (f)		1,700	1,166,581
Comcast Cable Holdings LLC, 7.88%, 8/01/13		10	11,445
GCI, Inc., 8.63%, 11/15/19 (a)		1,700	1,649,000
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (a)		120	123,000

2	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Qwest Communications International, Inc.:
7.50%, 2/15/14	USD	60	$59,100
Series B, 7.50%, 2/15/14		30	29,550
Qwest Corp.:
8.88%, 3/15/12		120	128,250
8.38%, 5/01/16		180	195,300
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,066,025
6.00%, 9/30/34		1,550	1,310,920
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,975	2,103,515
Telefonica Europe BV, 7.75%, 9/15/10		725	738,489
Verizon Communications, Inc.:
6.40%, 2/15/38 (e)		2,125	2,250,205
8.95%, 3/01/39		900	1,234,349
Verizon Global Funding Corp., 7.75%, 12/01/30		70	84,132
Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		125	106,570
Verizon New Jersey, Inc.:
5.88%, 1/17/12		335	356,115
7.85%, 11/15/29		230	245,454
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13 (e)		3,150	3,329,484
Windstream Corp.:
8.13%, 8/01/13		120	121,200
8.63%, 8/01/16		90	89,100

			21,501,273

Electric Utilities — 4.5%
Alabama Power Co., 6.00%, 3/01/39		1,275	1,362,178
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	342,731
6.00%, 1/15/38		825	892,817
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,385,497
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,525	1,744,403
Elwood Energy LLC, 8.16%, 7/05/26		101	95,707
Florida Power & Light Co., 4.95%, 6/01/35		950	900,204
Florida Power Corp.:
6.35%, 9/15/37		1,325	1,488,720
6.40%, 6/15/38		875	997,580
Intergen NV, 9.00%, 6/30/17 (a)		580	580,000
PacifiCorp., 6.25%, 10/15/37		575	638,046
Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,340,465
Southern California Edison Co.:
5.63%, 2/01/36		625	651,288
Series 05-E, 5.35%, 7/15/35		125	125,474
Series 08-A, 5.95%, 2/01/38		1,075	1,163,880

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	$360,665
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37		2,000	2,104,218

			16,173,873

Energy Equipment & Services — 0.7%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		1,400	1,358,000
North American Energy Alliance LLC, 10.88%, 6/01/16 (a)		985	1,007,163
Thermon Industries, Inc., 9.50%, 5/01/17 (a)		180	178,200

			2,543,363

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		1,900	2,205,020
6.20%, 4/15/38		850	949,977

			3,154,997

Food Products — 0.5%
Kraft Foods, Inc., 7.00%, 8/11/37		1,455	1,638,103

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		860	894,400

Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. (a):
9.00%, 5/01/15		410	430,500
10.00%, 5/01/18		170	186,363
8.88%, 7/01/19		330	346,087

			962,950

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 5.70%, 2/01/39		825	879,636

Household Durables — 2.5%
Beazer Homes USA, Inc.:
6.88%, 7/15/15		435	381,713
8.13%, 6/15/16		255	233,325
12.00%, 10/15/17		1,050	1,165,500
4.63%, 6/15/24 (g)		495	496,856
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (a)		300	245,574
Centex Corp., 5.13%, 10/01/13		1,088	1,085,280
Irwin Land LLC:
Series A-1, 5.03%, 12/15/25 (a)		525	494,377
Series A-2, 5.40%, 12/15/47		1,500	1,253,730
KB Home, 9.10%, 9/15/17		350	354,375
Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49 (a)		350	336,021
Pulte Homes, Inc., 5.20%, 2/15/15		310	289,075
Standard Pacific Corp.:
6.25%, 4/01/14		160	149,600

BLACKROCK CORE BOND TRUST	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Household Durables (concluded)
Standard Pacific Corp. (concluded):
7.00%, 8/15/15	USD	225	$207,000
10.75%, 9/15/16		2,100	2,278,500

			8,970,926

Household Products — 0.3%
Kimberly-Clark, Corp., 6.63%, 8/01/37		850	1,018,056

IT Services — 0.3%
iPayment, Inc., 9.75%, 5/15/14		240	212,400
iPayment Investors LP, 11.63%, 7/15/14 (a)(h)		763	671,490

			883,890

Independent Power Producers & Energy Traders — 0.9%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		1,015	1,103,813
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		1,000	1,010,000
Energy Future Holdings Corp.:
10.88%, 11/01/17		190	139,650
10.00%, 1/15/20 (a)		760	756,200
NRG Energy, Inc., 7.25%, 2/01/14		60	59,250

			3,068,913

Industrial Conglomerates — 0.7%
Sequa Corp. (a):
11.75%, 12/01/15		690	690,000
13.50%, 12/01/15 (h)		1,940	1,976,774

			2,666,774

Insurance — 2.4%
Chubb Corp., 6.00%, 5/11/37		1,100	1,162,361
Hartford Life Global Funding Trusts, 0.44%, 6/16/14 (b)		425	398,028
Metropolitan Life Global Funding I (a):
2.50%, 1/11/13 (e)		2,545	2,563,230
5.13%, 6/10/14		775	831,364
Monument Global Funding Ltd., 0.52%, 6/16/10 (a)(b)		1,810	1,808,149
Prudential Financial, Inc.:
5.70%, 12/14/36		675	629,664
Series D, 5.90%, 3/17/36		500	479,522
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		505	555,066

			8,427,384

Leisure Equipment & Products — 0.4%
Brunswick Corp., 11.25%, 11/01/16 (a)		1,145	1,282,400

Machinery — 1.0%
AGY Holding Corp., 11.00%, 11/15/14		310	248,000
Accuride Corp., 7.50%, 2/26/20 (g)(h)		4	11,445

Corporate Bonds	Par (000)		Value

Machinery (concluded)
Navistar International Corp.:
3.00%, 10/15/14 (g)	USD	1,130	$1,395,550
8.25%, 11/01/21		1,400	1,400,000
Titan International, Inc., 5.63%, 1/15/17 (a)(g)		340	422,450

			3,477,445

Marine — 0.8%
Horizon Lines, Inc., 4.25%, 8/15/12 (g)		2,355	1,942,875
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)		1,050	987,315

			2,930,190

Media — 5.7%
Affinion Group, Inc., 10.13%, 10/15/13		695	707,162
CCH II LLC, 13.50%, 11/30/16		520	596,481
CMP Susquehanna Corp., 3.20%, 5/15/14 (a)		52	1,040
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17 (a)		1,132	1,151,810
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	806,440
Comcast Cable Holdings LLC, 7.13%, 2/15/28		200	215,865
Comcast Corp.:
6.50%, 1/15/17		1,625	1,818,664
6.45%, 3/15/37		790	828,101
6.95%, 8/15/37		10	11,146
6.40%, 3/01/40		300	315,571
Cox Enterprises, Inc.
Loan Close 2, 12.00%, 8/15/18		900	900,000
Loan Close 3, 8/15/18		1,050	1,050,000
Shares Loan, 12.00%, 8/15/18		1,050	1,050,000
Discovery Communications LLC, 3.70%, 6/01/15		480	481,643
NBC Universal, Inc., 5.15%, 4/30/20 (a)		680	694,258
News America Holdings, Inc.:
7.70%, 10/30/25		825	956,420
8.45%, 8/01/34		625	738,870
News America, Inc., 7.63%, 11/30/28		985	1,114,196
Nielsen Finance LLC, 10.00%, 8/01/14		500	508,125
Rainbow National Services LLC (a):
8.75%, 9/01/12		200	202,000
10.38%, 9/01/14		943	985,435
TCI Communications, Inc., 7.88%, 2/15/26		610	710,126
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)		490	444,675

4	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
Time Warner Cable, Inc., 7.30%, 7/01/38	USD	930	$1,062,218
Time Warner Cos., Inc.:
6.95%, 1/15/28		70	76,427
6.63%, 5/15/29		90	95,345
Time Warner, Inc.:
7.63%, 4/15/31		205	235,699
7.70%, 5/01/32		85	98,448
UPC Germany GmbH, 8.13%, 12/01/17 (a)		2,600	2,548,000

			20,404,165

Metals & Mining — 1.9%
AK Steel Corp., 7.63%, 5/15/20		150	148,125
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		270	265,363
Drummond Co., Inc.:
9.00%, 10/15/14 (a)		1,115	1,109,425
7.38%, 2/15/16		375	357,188
Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,143,312
GoldCorp., Inc., 2.00%, 8/01/14 (a)(g)		280	327,950
McJunkin Red Man Corp., 9.50%, 12/15/16 (a)		1,000	970,000
Murray Energy Corp., 10.25%, 10/15/15 (a)		395	393,025
New World Resources NV, 7.38%, 5/15/15	EUR	215	246,687
Novelis, Inc., 11.50%, 2/15/15	USD	1,070	1,160,950
United States Steel Corp., 7.38%, 4/01/20		715	698,912

			6,820,937

Oil, Gas & Consumable Fuels — 7.9%
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		600	666,000
10.75%, 2/01/18		105	111,300
BP Capital Markets Plc, 3.13%, 3/10/12		1,270	1,289,054
Bill Barrett Corp., 9.88%, 7/15/16		395	408,825
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,080,549
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		410	435,255
6.25%, 3/15/38		375	387,973
6.75%, 2/01/39		1,025	1,121,698
Cenovus Energy, Inc., 6.75%, 11/15/39 (a)		895	971,223
Conoco Funding Co., 7.25%, 10/15/31		125	152,104
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	571,369
ConocoPhillips Holding Co., 6.95%, 4/15/29		650	775,139
Crosstex Energy LP, 8.88%, 2/15/18 (a)		800	788,000

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Devon Energy Corp., 7.95%, 4/15/32	USD	625	$795,755
EnCana Corp.:
6.50%, 8/15/34		670	718,487
6.63%, 8/15/37		700	768,044
Enterprise Products Operating LLC:
6.13%, 2/01/13		695	751,319
6.13%, 10/15/39		700	663,969
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20		520	513,950
MidAmerican Energy Co., 5.80%, 10/15/36		700	736,840
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	813,812
6.50%, 9/15/37		1,900	2,074,819
Nexen, Inc., 6.40%, 5/15/37		750	752,654
Niska Gas Storage US LLC, 8.88%, 3/15/18 (a)		1,000	1,005,000
OPTI Canada, Inc., 9.00%, 12/15/12 (a)		700	703,500
Petrobras International Finance Co.:
5.88%, 3/01/18		75	77,400
5.75%, 1/20/20		1,725	1,711,921
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		680	668,996
Sabine Pass LNG LP, 7.50%, 11/30/16		330	273,900
Shell International Finance BV, 6.38%, 12/15/38		1,700	1,933,835
Valero Energy Corp., 6.63%, 6/15/37		1,245	1,188,643
XTO Energy, Inc.:
6.75%, 8/01/37		1,925	2,286,657
6.38%, 6/15/38		900	1,044,783

			28,242,773

Paper & Forest Products — 1.4%
Boise Paper Holdings LLC (a):
9.00%, 11/01/17		490	517,562
8.00%, 4/01/20		210	211,575
Clearwater Paper Corp., 10.63%, 6/15/16 (a)		620	680,450
Glatfelter, 7.13%, 5/01/16 (a)		295	280,250
International Paper Co., 7.30%, 11/15/39		750	800,410
NewPage Corp.:
10.00%, 5/01/12		470	273,188
11.38%, 12/31/14		1,565	1,463,275
Verso Paper Holdings LLC, 11.50%, 7/01/14 (a)		745	795,287

			5,021,997

Pharmaceuticals — 2.1%
Eli Lilly & Co., 3.55%, 3/06/12		600	627,431
Novartis Capital Corp., 2.90%, 4/24/15		1,175	1,197,802

BLACKROCK CORE BOND TRUST	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals (concluded)
Roche Holdings, Inc., 7.00%, 3/01/39 (a)	USD	850	$1,048,755
Schering-Plough Corp., 6.55%, 9/15/37		1,125	1,344,600
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,562,328
Wyeth:
6.00%, 2/15/36		675	719,147
5.95%, 4/01/37		925	996,573

			7,496,636

Road & Rail — 0.6%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (a)		715	715,000
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		950	954,059
Canadian National Railway Co., 6.25%, 8/01/34		350	397,471

			2,066,530

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (a)(h)		123	2,463

Textiles, Apparel & Luxury Goods — 0.0%
Quiksilver, Inc., 6.88%, 4/15/15		175	153,125

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)(e)		1,305	1,322,616

Tobacco — 0.2%
Philip Morris International, Inc., 4.50%, 3/26/20		640	637,452

Wireless Telecommunication Services — 2.3%
Cricket Communications, Inc., 10.00%, 7/15/15		100	102,500
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,420	1,519,842
Digicel Group Ltd. (a):
9.13%, 1/15/15 (h)		560	546,000
8.25%, 9/01/17		150	147,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		60	61,800
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		770	737,275
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,393,542
SBA Tower Trust, 4.25%, 4/15/40 (a)		950	988,426
Sprint Capital Corp., 6.88%, 11/15/28		775	644,219

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Vodafone Group Plc, 4.15%, 6/10/14	USD	2,050	$2,125,563

			8,266,167

Total Corporate Bonds – 63.6%			226,780,478

Foreign Agency Obligations

Hellenic Republic Government Bond, 4.60%, 9/20/40	EUR	160	115,244
Israel Government AID Bond:
5.50%, 4/26/24	USD	825	936,726
5.50%, 9/18/33		845	950,078
Italy Government International Bond, 5.38%, 6/15/33		455	431,025
Japan Finance Corp., 2.00%, 6/24/11		860	863,727
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		115	122,987
Series E, 5.25%, 7/02/12		395	426,504
Series E, 4.38%, 1/15/13		250	267,991
Series E, 4.00%, 2/02/15		230	244,325
Province of Ontario Canada:
4.10%, 6/16/14		1,205	1,283,728
Series 1, 1.88%, 11/19/12		1,175	1,183,874
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		1,371	1,531,869
United Mexican States, Series A, 5.13%, 1/15/20		500	508,750

Total Foreign Agency Obligations – 2.5%			8,866,828

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	1,100	789,984
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, 5.39%, 11/25/34 (b)	577	532,012
CS First Boston Mortgage Securities Corp., Series 2005- 12, Class 6A1, 6.00%, 1/25/36	1,103	707,959
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	1,600	1,216,680
Series 2006-0A19, Class A1, 0.44%, 2/20/47 (b)	485	243,032
Series 2006-0A21, Class A1, 0.53%, 3/20/47 (b)	899	452,292

6	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (concluded):
Series 2007-HY4, Class 4A1, 5.75%, 6/25/47 (b)	USD	1,054	$709,917
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.54%, 4/25/46 (b)		374	195,127
Series 2007-10, Class A22, 6.00%, 7/25/37		891	712,447
Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 2/25/37		708	579,290
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.54%, 2/25/47 (b)		307	177,260
GSR Mortgage Loan Trust:
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (b)		493	454,513
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		941	787,200
Series 2006-AR1, Class 2A1, 5.07%, 1/25/36 (b)		821	681,450
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		1,051	887,310
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.52%, 12/25/36 (b)		810	536,650
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,100	833,597
JPMorgan Mortgage Trust:
Series 2006-S3, Class 1A12, 6.50%, 8/25/36		906	809,169
Series 2007-S1, Class 2A22, 5.75%, 3/25/37		779	666,658
Series 2007-S2, Class 1A15, 6.75%, 6/25/37		1,025	825,810
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.67%, 5/25/36 (b)		814	550,877
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		650	539,460
Station Place Securitization Trust, Series 2009-1, Class A, 1.84%, 1/25/40 (a)(b)		1,615	1,615,000
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,754	1,578,208
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.23%, 5/25/47 (b)		445	258,679

Non-Agency Mortgage Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006, Class 1A29, 6.00%, 8/25/36	USD	693	$594,536
Series 2006-3, Class A9, 5.50%, 3/25/36		591	565,093
Series 2007-8, Class 2A9, 6.00%, 7/25/37		651	562,503
Series 2007-10, Class 1A21, 6.00%, 7/25/37		570	424,392

			19,487,105

Commercial Mortgage-Backed Securities — 11.8%
CS First Boston Mortgage Securities Corp., Series 2002- CP5, Class A2, 4.94%, 12/15/35		2,720	2,850,973
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.09%, 12/10/49 (b)		1,370	1,371,077
Commercial Mortgage Pass- Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		960	983,882
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3, 6.42%, 8/15/33		2,739	2,839,431
Series 2001-C4, Class A2, 6.22%, 12/12/33		2,216	2,316,014
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,350	2,463,895
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		2,132	2,213,772
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		831	829,808
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,180	2,217,193
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		931	899,607
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A3, 4.47%, 10/12/41 (b)		4,200	4,271,623
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,525	2,583,000
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.21%, 10/15/44 (b)		910	916,472
Series 2006-C28, Class A2, 5.50%, 10/15/48		14,000	14,309,740

BLACKROCK CORE BOND TRUST	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust (concluded):
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)(i)	USD	995	$930,376

			41,996,863

Total Non-Agency Mortgage-Backed Securities – 17.2%			61,483,968

Other Interests (j)	Beneficial Interest (000)

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (c)	2	381

Total Other Interests – 0.0%		381

Preferred Securities

Capital Trusts	Par (000)

Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86% (b)(k)	494	424,840

Electric Utilities — 0.2%
PECO Energy Capital Trust IV, 5.75%, 6/15/33	790	660,374

Insurance — 1.1%
The Allstate Corp., 6.50%, 5/15/67 (b)	1,950	1,706,250
Lincoln National Corp., 6.05%, 4/20/67 (b)	675	519,750
Progressive Corp., 6.70%, 6/15/67 (b)	605	551,984
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)	675	629,219
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	675	614,250

		4,021,453

Total Capital Trusts – 1.4%		5,106,667

Preferred Stocks	Shares	Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(c)	12,033	$—

Specialty Retail — 0.0%
Lazydays RV Center, Inc.	48	47,683

Total Preferred Stocks – 0.0%		47,683

Total Preferred Securities – 1.4%		5,154,350

Taxable Municipal Bonds	Par (000)

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16	USD	435	458,942
Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, 5.72%, 12/01/38		485	536,594
City of Chicago Illinois, RB, Build America Bonds, 6.40%, 1/01/40		250	269,415
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		255	279,676
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		625	760,813
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		550	554,010
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	423,843
Princeton University, 5.70%, 3/01/39		575	622,121
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		1,090	1,131,758
Build America Bonds, 7.35%, 11/01/39		540	555,174
Various Purpose, Series 3, 5.45%, 4/01/15		2,300	2,424,430

Total Taxable Municipal Bonds – 2.3%			8,016,776

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.2%
Fannie Mae:
6.45%, 10/09/19 (e)(l)	5,875	3,582,399
7.13%, 1/15/30 (e)	2,775	3,652,513
5.63%, 7/15/37 (m)	775	866,293

8	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations (concluded)
Federal Home Loan Banks:
5.38%, 9/30/22 (e)	USD	5,400	$6,005,189
5.25%, 12/09/22 (m)		675	750,285
5.37%, 9/09/24 (e)		1,075	1,195,749
Freddie Mac, 5.50%, 8/23/17 (e)		2,425	2,796,289
Resolution Funding Corp. (l):
6.39%, 7/15/18		525	393,850
6.40%, 10/15/18		525	387,927
Tennessee Valley Authority, 5.25%, 9/15/39		2,355	2,461,206

			22,091,700

Collateralized Mortgage Obligations — 0.7%
Fannie Mae Mortgage-Backed Securities, Series 2005-5, Class PK, 5.00%, 12/25/34		1,381	1,478,565
Freddie Mac Mortgage-Backed Securities, Series 2825, Class VP, 5.50%, 6/15/15		925	1,005,905

			2,484,470

Federal Deposit Insurance Corporation Guaranteed — 3.9%
Citibank NA, 1.75%, 12/28/12 (e)		2,285	2,307,176
Citigroup Funding, Inc. (e):
2.13%, 7/12/12		1,415	1,442,983
1.88%, 10/22/12		2,800	2,836,549
General Electric Capital Corp. (e):
2.00%, 9/28/12		1,850	1,880,545
2.13%, 12/21/12		2,750	2,804,472
2.63%, 12/28/12		2,400	2,476,140

			13,747,865

Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac Mortgage-Backed Securities:
Series 2579, Class HI, 5.00%, 8/15/17		899	50,911
Series 2611, Class QI, 5.50%, 9/15/32		3,354	402,853

			453,764

Mortgage-Backed Securities — 54.8%
Fannie Mae Mortgage-Backed Securities (n):
4.00%, 6/01/25		1,700	1,743,297
4.50%, 5/15/40 - 6/15/40		73,800	75,320,676
5.00%, 6/15/25 - 6/15/40		22,045	23,090,225
5.50%, 6/15/25 - 6/15/40		19,300	20,592,750
6.00%, 8/01/29 - 6/15/40		40,132	43,353,557
Freddie Mac Mortgage-Backed Securities:
4.00%, 3/01/25 - 6/01/25 (n)		17,050	17,506,635
4.50%, 4/01/40 - 6/15/40 (n)		12,054	12,310,771
5.00%, 7/15/40 (n)		100	104,281

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
6.00%, 2/01/13 - 12/01/18	USD	1,276	$1,380,759
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		142	153,851

			195,556,802

Total U.S. Government Sponsored Agency Securities – 65.7%			234,334,601

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20		750	1,095,000
8.13%, 8/15/21 (e)		1,550	2,204,875
8.00%, 11/15/21 (d)		3,250	4,596,719
U.S. Treasury Notes:
1.00%, 4/30/12 (e)		2,345	2,355,717
0.63%, 5/31/12		9,510	9,504,104
2.00%, 5/31/15		27,384	27,418,230
3.50%, 5/15/20 (e)		33,870	34,430,887
8.75%, 5/15/20 (e)		2,190	3,189,187
4.25%, 5/15/39 (e)		6,045	6,069,555
4.50%, 8/15/39		290	303,322
4.63%, 2/15/40 (e)		1,800	1,922,062
4.25%, 5/15/40		5,825	5,978,816

Total U.S. Treasury Obligations – 27.7%			99,068,474

Warrants (o)	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (a)		13,751	—

Total Warrants – 0.0%			—

Total Long-Term Investments (Cost – $659,572,437) – 187.3%			668,543,135

BLACKROCK CORE BOND TRUST	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares		Value

Money Market Fund — 6.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (p)(q)		21,422,450	$21,422,450

	Par (000)

Borrowed Bond Agreement — 0.8%
JPMorgan Securities Inc., 0.01%, 6/01/10	USD	2,944	2,943,500

Total Short-Term Securities (Cost – $24,365,950) – 6.8%			24,365,950

Options Purchased	Contracts

Exchange-Traded Call Swaptions Purchased — 0.0%
10-Year U.S. Treasury Bond Future, Strike Price USD 122, expires 8/27/10		57	57,000

Exchange-Traded Put Swaptions Purchased — 0.0%
Eurodollar 1-Year Mid-Curve Future:
Strike Price USD 98.25, expires 6/11/10		367	11,469
Strike Price USD 98.50, expires 6/11//10		150	10,312

			21,781

Over-the-Counter Call Swaptions — 1.2%
Receive a fixed rate of 1.15% and pay a floating rate based on 3- month LIBOR, expires 9/03/10, Broker Deutsche Bank AG		25 (r)	57,938
Receive a fixed rate of 3.63% and pay a floating rate based on 3-month LIBOR, expires 11/08/10, Broker Deutsche Bank AG		2 (r)	61,131
Receive a fixed rate of 3.80% and pay a floating rate based on 3- month LIBOR, expires 1/27/11, Broker BNP Paribas SA		5 (r)	195,432
Receive a fixed rate of 4.19% and pay a floating rate based on 3- month LIBOR, expires 3/04/11, Broker Deutsche Bank AG		4 (r)	284,760
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, expires 4/29/11, Broker Credit Suisse International		9 (r)	543,375

Options Purchased	Contracts (r)		Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 4.11% and pay a floating rate based on 3-month LIBOR, expires 5/04/11, Broker Morgan Stanley Capital Services, Inc.		6	$327,450
Receive a fixed rate of 4.02% and pay a floating rate based on 3-month LIBOR, expires 5/05/11, Broker Credit Suisse International		9	459,016
Receive a fixed rate of 4.01% and pay a floating rate based on 3-month LIBOR, expires 5/16/11, Broker Goldman Sachs Bank USA		6	295,278
Receive a fixed rate of 3.86% and pay a floating rate based on 3-month LIBOR, expires 5/19/11, Broker JPMorgan Chase Bank NA		10	448,876
Receive a fixed rate of 4.39% and pay a floating rate based on 3- month LIBOR, expires 5/08/12, Broker Citibank NA		2	156,158
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA		18	408,218
Receive a fixed rate of 5.20% and pay a floating rate based on 3-month LIBOR, expires 4/28/15, Broker Citibank NA		9	841,018

			4,078,650

Over-the-Counter Put Swaptions — 0.6%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.		25	7,407
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, expires 9/18/10, Broker Citibank NA		25	7,226
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, expires 11/08/10, Broker Deutsche Bank AG		2	51,824
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, expires 3/04/11, Broker Deutsche Bank AG		4	92,256

10	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts (r)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.22% and receive a floating rate based on 3-month LIBOR, expires 4/29/11, Broker Credit Suisse International		9	$208,944
Pay a fixed rate of 4.11% and receive a floating rate based on 3-month LIBOR, expires 5/04/11, Broker Morgan Stanley Capital Services, Inc.		6	159,726
Pay a fixed rate of 4.02% and receive a floating rate based on 3-month LIBOR, expires 5/05/11, Broker Credit Suisse International		9	272,053
Pay a fixed rate of 4.01% and receive a floating rate based on 3-month LIBOR, expires 5/16/11, Broker Goldman Sachs Bank USA		6	185,784
Pay a fixed rate of 3.86% and receive a floating rate based on 3-month LIBOR, expires 5/19/11, Broker JPMorgan Chase Bank NA		10	393,097
Pay a fixed rate of 4.39% and receive a floating rate based on 3-month LIBOR, expires 5/08/12, Broker Citibank NA		2	107,561
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA		18	201,025
Pay a fixed rate of 4.25% and receive a floating rate based on 3-month LIBOR, expires 4/28/15, Broker Citibank NA		9	488,371

			2,175,274

Total Options Purchased (Cost – $6,582,520) – 1.8%			6,332,705

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost – $687,546,193*) – 195.1%			696,293,766

TBA Sale Commitments (n)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
4.50%, 5/15/40 - 6/15/40	USD	73,800	$(75,299,025)
5.00%, 6/15/25 - 6/15/40		21,300	(22,295,115)
5.50%, 6/15/25 - 6/15/40		19,000	(20,267,661)
6.00%, 8/01/29 - 6/15/40		39,310	(42,338,089)
Freddie Mac Mortgage-Backed Securities:
4.00%, 3/01/25 - 6/01/25		17,000	(17,430,304)
4.50%, 4/01/40 - 6/15/40		12,000	(12,240,000)
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		100	(107,234)

Total TBA Sale Commitments (Proceeds – $189,128,448) – (53.2)%			(189,977,428)

Borrowed Bonds

U.S. Treasury Notes, 3.50%, 5/15/20		2,900	(2,948,024)

Total Borrowed Bonds (Proceeds – $2,934,438) – 0.8%			(2,948,024)

Options Written	Contracts

Over-the-Counter Call Swaptions — (1.6)%
Euro-Schatz, Strike Price USD 109.50, expires 8/31/10, Broker Citibank NA		126	(38,844)
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.		11 (r)	(411,711)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, expires 11/20/10, Broker Barclays Bank Plc		15 (r)	(1,743,750)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, expires 5/12/11, Broker Royal Bank of Scotland Plc		6 (r)	(353,988)
Pay a fixed rate of 4.06% and receive a floating rate based on 3-month LIBOR, expires 5/13/11, Broker BNP Paribas SA		3 (r)	(181,734)

BLACKROCK CORE BOND TRUST	MAY 31, 2010	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Contracts (r)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, expires 12/05/11, Broker Deutsche Bank AG	4	$(288,780)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, expires 3/04/13, Broker Deutsche Bank AG	4	(411,221)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, expires 3/05/13, Broker Deutsche Bank AG	7	(608,419)
Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA	6	(550,080)
Pay a fixed rate of 4.32% and receive a floating rate based on 3-month LIBOR, expires 5/28/13, Broker Royal Bank of Scotland Plc	5	(323,763)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, expires 12/02/14, Broker JPMorgan Chase Bank NA	2	(190,752)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, expires 12/03/14, Broker Deutsche Bank AG	2	(227,198)
Pay a fixed rate of 4.76% and receive a floating rate based on 3-month LIBOR, expires 5/30/17, Broker JPMorgan Chase Bank NA	3	(222,105)
Sold credit default on Dow Jones CDX North America Investment Grade Index and pay 1.00%, expires 6/16/10, Broker Morgan Stanley Capital Services, Inc.	10	(16,711)

		(5,530,212)

Options Written	Contracts (r)	Value

Over-the-Counter Put Swaptions — (0.6)%
Receive a fixed rate of 4.50% and pay a floating rate based on 3- month LIBOR, expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	11	$(115)
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, expires 11/20/10, Broker Barclays Bank Plc	15	(27,465)
Receive a fixed rate of 4.49% and pay a floating rate based on 3- month LIBOR, expires 12/05/11, Broker Deutsche Bank AG	4	(126,820)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, expires 5/12/11, Broker Royal Bank of Scotland Plc	6	(195,976)
Receive a fixed rate of 4.06% and pay a floating rate based on 3- month LIBOR, expires 5/13/11, Broker BNP Paribas SA	3	(101,412)
Receive a fixed rate of 4.90% and pay a floating rate based on 3- month LIBOR, expires 3/04/13, Broker Deutsche Bank AG	4	(211,022)
Receive a fixed rate of 4.92% and pay a floating rate based on 3- month LIBOR, expires 3/05/13, Broker Deutsche Bank AG	7	(303,226)
Receive a fixed rate of 5.00% and pay a floating rate based on 3- month LIBOR, expires 4/22/13, Broker JPMorgan Chase Bank NA	6	(261,599)
Receive a fixed rate of 4.32% and pay a floating rate based on 3- month LIBOR, expires 5/28/13, Broker Royal Bank of Scotland Plc	5	(363,765)
Receive a fixed rate of 4.84% and pay a floating rate based on 3- month LIBOR, expires 12/02/14, Broker JPMorgan Chase Bank NA	2	(153,237)
Receive a fixed rate of 4.89% and pay a floating rate based on 3- month LIBOR, expires 12/03/14, Broker Deutsche Bank AG	2	(173,316)

12	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Contracts (r)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.76% and pay a floating rate based on 3- month LIBOR, expires 5/30/17, Broker JPMorgan Chase Bank NA	3	$(219,117)
Sold credit default on Dow Jones CDX North America Investment Grade Index and pay 1.40%, expires 6/16/10, Broker Morgan Stanley Capital Services, Inc.	10	(30,065)

		(2,167,135)

Total Options Written (Premiums Received – $7,805,211) – (2.2)%		(7,736,191)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written - 139.7%		498,580,147
Liabilities in Excess of Other Assets – (39.7)%		(141,715,784)

Net Assets – 100.0%		$356,864,363

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$687,602,160

Gross unrealized appreciation	$20,941,082
Gross unrealized depreciation	(12,249,476)

Net unrealized appreciation	$8,691,606

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(i)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$16,535,186	$129,061
Bank of America Securities	$(5,509,685)	$(52,732)
Citigroup Global Markets, Inc.	$709,015	$8,140
Credit Suisse Securities LLC	$(7,930,704)	$(19,563)
Deutsche Bank Securities, Inc.	$1,966,503	$95,229
Goldman Sachs & Co.	$(22,081,900)	$(169,132)
JPMorgan Securities, Inc.	$1,950,110	$9,672
Morgan Stanley Capital Services, Inc.	$6,857,160	$(63,461)
Nomura Securities International, Inc.	$(16,754,145)	$(99,754)
UBS Securities	$(23,550,304)	$(35,070)
Wells Fargo Bank, NA	$743,313	$3,828

(o)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(p)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,735,485	19,686,965	21,422,450	$1,767

(q)	Represents the current yield as of report date.

(r)	One contract represents a notional amount of $1 million.

BLACKROCK CORE BOND TRUST	MAY 31, 2010	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of May 31, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

BNP Paribas	0.43%	10/30/09	TBD	$3,574,379	$3,565,265
Barclays Capital, Inc.	0.40%	11/25/09	TBD	1,802,758	1,799,000
Barclays Capital, Inc.	0.40%	12/10/09	TBD	3,160,062	3,154,000
Barclays Capital, Inc.	0.18%	3/04/10	TBD	20,024,226	20,015,319
Credit Suisse Securities (USA), Inc.	0.18%	3/04/10	TBD	2,245,155	2,244,156
Credit Suisse Securities
(USA), Inc.	0.20%	3/05/10	TBD	8,372,731	8,368,639
Barclays Capital, Inc.	0.40%	3/05/10	TBD	11,605,004	11,593,667
Credit Suisse Securities (USA), Inc.	0.15%	3/05/10	TBD	2,155,290	2,154,500
Barclays Capital, Inc.	0.19%	3/25/10	TBD	1,778,138	1,777,500
Barclays Capital, Inc.	0.22%	4/07/10	TBD	1,121,057	1,120,687
Royal Bank of Scotland Plc	0.30%	5/14/10	TBD	1,291,361	1,291,167
Barclays Capital, Inc.	(0.03)%	5/27/10	6/02/10	42,521,603	42,521,744
Credit Suisse Securities (USA), Inc.	0.15%	5/27/10	6/02/10	2,353,833	2,353,794

Total				$102,007,081	$101,959,438

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD	5,352,609 EUR	4,265,000	BNP Paribas	7/14/10	$116,092
USD	825,438 GBP	533,500	Royal Bank of Scotland Plc	7/28/10	53,802

Total					$169,894

•	Financial futures contracts purchased as of May 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

278	30-Year U.S. Treasury Bond	Chicago	June 2010	$32,710,566	$1,544,247
97	2-Year U.S. Treasury Bond	Chicago	September 2010	$21,143,327	16,314
96	30-Year U.S. Treasury Bond	Chicago	September 2010	$12,569,053	(203,053)
58	30-Year U.S. Treasury Ultra Bond	Chicago	September 2010	$7,192,581	(78,518)
146	Euro Dollar Future	Chicago	December 2010	$36,132,927	3,898

Total					$1,282,888

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

36	Euro-Bund Future	Eurex	June 2010	$5,513,032	$(163,738)
494	5-Year U.S. Treasury Bond	Chicago	September 2010	$57,813,635	177,729
100	10-Year U.S. Treasury Bond	Chicago	September 2010	$11,977,826	(9,674)
146	Euro Dollar Future	Chicago	December 2011	$35,826,195	(33,230)

Total					$(28,913)

14	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of May 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.09% (a)	3-month LIBOR	Barclays Bank Plc	March 2012	USD	40,000	$44,689
1.16% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2012	USD	23,700	2,895
1.24% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2012	USD	25,200	(23,799)
1.21% (b)	3-month LIBOR	Citibank NA	May 2012	USD	29,300	6,528
1.21%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2012	USD	7,800	(2,451)
1.29% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2012	USD	7,000	(8,271)
1.67% (b)	3-month LIBOR	JPMorgan Chase Bank NA	May 2013	USD	3,200	3,070
2.79% (a)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	2,095	(48,583)
2.69% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	8,300	133,339
2.56% (a)	3-month LIBOR	Bank of America NA	March 2015	USD	9,800	(93,402)
2.62% (a)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	7,300	(91,494)
2.75% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	USD	5,000	(88,556)
2.60% (b)	3-month LIBOR	Royal Bank of Scotland Plc	March 2015	USD	15,000	162,333
2.67% (b)	3-month LIBOR	Goldman Sachs Bank USA	April 2015	USD	9,100	123,278
2.65% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	5,200	(63,270)
2.72% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	6,600	(105,134)
2.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	6,400	(106,373)
2.26% (b)	3-month LIBOR	Citibank NA	May 2015	USD	4,700	(35,221)
2.22% (b)	3-month LIBOR	Credit Suisse International	May 2015	USD	22,300	(204,521)
2.49% (a)	3-month LIBOR	Credit Suisse International	May 2015	USD	5,900	(25,597)
2.62% (a)	3-month LIBOR	Credit Suisse International	May 2015	USD	6,700	(70,522)
2.46% (b)	3-month LIBOR	Deutsche Bank AG	May 2015	USD	2,400	5,613
2.52% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2015	USD	4,700	(26,336)
2.66% (a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2015	USD	8,100	(98,980)
2.22% (b)	3-month LIBOR	Citibank NA	January 2016	USD	12,500	(265,824)
3.89% (b)	3-month LIBOR	Citibank NA	July 2019	USD	17,500	857,605
3.87% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,800	78,161
3.88% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	3,400	152,203
3.68% (b)	3-month LIBOR	BNP Paribas SA	March 2020	USD	5,200	143,454
3.73% (a)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	1,900	(59,608)
3.77% (b)	3-month LIBOR	Citibank NA	March 2020	USD	4,400	151,648
3.68% (a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	2,000	(54,402)
3.70% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	12,000	345,539
3.75% (a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	2,300	(74,577)
3.65% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	3,800	94,987
3.83% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	1,900	(74,871)
3.67% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	4,400	115,022
3.70% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	4,400	(125,790)
3.71% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	1,900	(56,251)
3.64% (a)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	6,900	(163,139)
3.85% (a)	3-month LIBOR	Bank of America NA	April 2020	USD	4,800	(196,198)
3.14% (b)	3-month LIBOR	Barclays Bank Plc	April 2020	USD	3,500	63,789
3.75% (b)	3-month LIBOR	Citibank NA	April 2020	USD	2,500	81,316
3.95% (a)	3-month LIBOR	Citibank NA	April 2020	USD	900	(44,834)
4.05% (a)	3-month LIBOR	Credit Suisse International	April 2020	USD	3,300	(192,246)
3.77% (b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	2,700	91,826
3.80% (b)	3-month LIBOR	Deutsche Bank AG	April 2020	USD	4,700	172,171
3.95% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2020	USD	3,400	(170,582)
3.92% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2020	USD	1,800	84,999
3.74% (b)	3-month LIBOR	Royal Bank of Scotland Plc	April 2020	USD	3,600	113,315
3.81% (a)	3-month LIBOR	UBS AG	April 2020	USD	2,800	(105,323)
3.47% (a)	3-month LIBOR	Bank of America NA	May 2020	USD	5,000	(37,115)
3.44% (a)	3-month LIBOR	Citibank NA	May 2020	USD	4,700	(22,158)

BLACKROCK CORE BOND TRUST	MAY 31, 2010	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of May 31, 2010 (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.75% (b)	3-month LIBOR	Citibank NA	May 2020	USD	6,400	$11,479
3.27% (a)	3-month LIBOR	Credit Suisse International	May 2020	USD	6,700	65,682
3.48% (b)	3-month LIBOR	Credit Suisse International	May 2020	USD	2,800	24,104
2.52% (c)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	4,300	(20,571)
3.28% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	2,300	21,073
3.39% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	9,100	(9,860)
3.45% (b)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	400	2,321
3.48% (a)	3-month LIBOR	Deutsche Bank AG	May 2020	USD	2,400	(20,943)
3.25% (b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	1,100	(13,281)
3.57% (b)	3-month LIBOR	Goldman Sachs Bank USA	May 2020	USD	3,500	59,577
3.57% (a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	USD	1,500	(24,098)
3.60% (a)	3-month LIBOR	JPMorgan Chase Bank NA	May 2020	USD	2,900	(31,158)
3.64% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	2,300	52,884
3.15% (b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	2,000	(40,566)
3.25% (b)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	4,700	(56,257)
3.46% (a)	3-month LIBOR	Royal Bank of Scotland Plc	May 2020	USD	700	(4,433)
3.60% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2020	USD	9,500	(65,526)
2.62% (c)	U.S. City Average All Items Consumer Price Index for All Urban Consumers	Morgan Stanley Capital Services, Inc.	May 2020	USD	7,100	27,995
3.39% (b)	3-month LIBOR	Goldman Sachs Bank USA	June 2020	USD	700	223
3.46% (d)	3-month LIBOR	BNP Paribas SA	October 2020	USD	3,400	31,571
5.41% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	8,545	1,573,979
5.37% (a)	3-month LIBOR	Bank of America NA	September 2027	USD	8,000	(1,572,535)
4.84% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	USD	3,300	(464,850)
4.44% (a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	1,900	(137,675)
4.59% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	1,700	(168,224)
4.48% (b)	3-month LIBOR	Citibank NA	April 2040	USD	600	48,341
4.44% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2040	USD	1,400	(103,402)

Total						$(521,798)

	(a)	Pays fixed interest rate and receives floating rate.

	(b)	Pays floating interest rate and receives fixed rate.

	(c)	Pays floating amount and receives fixed interest rate at expiration date.

	(d)	Pays fixed interest amount and receives floating rate at expiration date.

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	50	$(566)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	405	(52,474)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	145	(20,256)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	65	(264)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2012	USD	375	4,437
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	940	(61,396)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	550	(103,969)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	300	(4,637)

16	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2010 (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	155	$(236)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	370	(2,338)
Brunswick Corp.	5.00%	Credit Suisse International	September 2014	USD	1,250	(111,903)
Macy’s, Inc.	1.00%	Morgan Stanley International	September 2014	USD	150	(2,964)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	265	(78,338)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	310	(10,009)

Total						$(444,913)

•	Credit default swaps on traded indexes - buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	2,871	$24,305
Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	1,139	68,089

Total						$92,394

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK CORE BOND TRUST	MAY 31, 2010	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Asset-Backed Securities	—	$21,590,051	$3,179,749	$24,769,800
Common Stocks	—	58,708	8,771	67,479
Corporate Bonds	—	224,679,438	2,101,040	226,780,478
Foreign Agency Obligations	—	8,866,828	—	8,866,828
Non-Agency Mortgage-Backed securities	—	59,156,521	2,327,447	61,483,968
Other Interests	—	—	381	381
Preferred Securities	—	5,106,667	47,683	5,154,350
Taxable Municipal Bonds	—	8,016,776	—	8,016,776
U.S. Government Sponsored Agency Securities	—	234,334,601	—	234,334,601
U.S. Treasury Obligations	—	99,068,474	—	99,068,474
Short-Term Securities:
Money Market Fund	$21,422,450	—	—	21,422,450
Borrowed Bond Agreements	—	2,943,500	—	2,943,500
Liabilities:
Borrowed Bond	—	(2,948,024)	—	(2,948,024)
TBA Sale Commitments	—	(189,977,428)	—	(189,977,428)

Total	$21,422,450	$470,896,112	$7,665,071	$499,983,633

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$1,820,969	$11,467,658	—	$13,288,627
Liabilities	(488,213)	(25,417,573)	—	(25,905,786)

Total	$1,332,756	$(13,949,915)	—	$(12,617,159)

[1]

Other financial instruments are futures contracts, swaps, foreign currency exchange contracts, TALF loan, and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and TALF loans are shown at value.

18	BLACKROCK CORE BOND TRUST	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

	Asset-Backed Security	Common Stocks	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total

Balance as of August 31, 2009	$1,198,713	—	$1,488,845	$1,612,444	$381	—	$2,690,595	$6,990,978
Accrued discounts/ premium	(154,540)	—	3,867	1,663	—	—	(450,172)	(599,182)
Realized gain (loss)	—	—	(69,933)	22,920	—	—	1,504,160	1,457,147
Change in unrealized appreciation/ depreciation[2]	127,826	—	2,643,844	30,182	—	—	(1,012,830)	1,789,022
Net purchases (sales)	—	—	(2,709,387)	(79,762)	—	—	(2,731,753)	(5,520,902)
Net transfers in/out of Level 3	2,007,750	$8,771	743,804	740,000	—	$47,683	—	3,548,008

Balance, as of May 31, 2010	$3,179,749	$8,771	$2,101,040	$2,327,447	$381	$47,683	—	$7,665,071

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $157,469.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	$(226,565)
Accrued discounts/premium	—
Realized gain (loss)	(251,534)
Change in unrealized appreciation/depreciation	226,565
Net purchases (sales)	251,534
Net transfers in/out of Level 3	—

Balance, as of May 31, 2010	—

[3]	Other financial instruments are swaps.

BLACKROCK CORE BOND TRUST	MAY 31, 2010	19

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Core Bond Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 23, 2010